UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
"                    Washington, D.C 20549"

                          FORM 13F

                     FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: March 31, 2005"

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : NEUBERGER BERMAN MANAGEMENT INC.
Address:  605 THIRD AVENUE
          NEW YORK
          NEW YORK 10158-3698

13F File Number: 28-595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that" "all information contained herein is true, correct and" "complete, and that it is understood that all required items," "statements, schedules, lists, and tables, are considered" integral part(s) of this form.


Person signing this report on behalf of Reporting Manager:

Name:  ROBERT CONTI
Title: SENIOR VICE PRESIDENT
Phone: (212) 476-5948
"Signature, Place, and Date of signing:"
"ROBERT CONTI, New York, New York, March 31, 2005"


Report Type (Check only One)

[ ]  13F Holdings Report

[X]  13F Notice

[ ]  13F Combination Report



List of Other Managers reporting for this Manager:
"NEUBERGER BERMAN, LLC"


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934